Share-Based Compensation - 2011 Share Award Scheme (Detail) - Restricted Stock [Member] - 2011 Share Award Scheme - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unvested at beginning of year	1,943,725	4,066,803	5,739,320
Granted	1,596,100	596,920	2,189,310
Vested	(1,687,405)	(1,170,395)	(2,452,468)
Forfeited	(1,643,470)	(1,549,603)	(1,409,359)
Unvested at end of year	208,950	1,943,725	4,066,803
Unvested at beginning of year (in dollars per share)	$ 0.64	$ 0.69	$ 1.06
Granted (in dollars per share)	0.26	0.21	0.37
Vested (in dollars per share)	0.36	0.68	1.08
Forfeited (in dollars per share)	0.59	0.57	1.05
Unvested at end of year (in dollars per share)	$ 0.39	$ 0.64	$ 0.69